Expense Example, No Redemption - Class C Shares	Dec. 31, 2025 USD ($)
Abbey Capital Futures Strategy Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 282
Expense Example, No Redemption, 3 Years	877
Expense Example, No Redemption, 5 Years	1,498
Expense Example, No Redemption, 10 Years	3,172
ABBEY CAPITAL MULTI ASSET FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	283
Expense Example, No Redemption, 3 Years	884
Expense Example, No Redemption, 5 Years	1,511
Expense Example, No Redemption, 10 Years	3,199
Campbell Systematic Macro Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	279
Expense Example, No Redemption, 3 Years	856
Expense Example, No Redemption, 5 Years	1,459
Expense Example, No Redemption, 10 Years	$ 3,090